Effect of the Great East Japan Earthquake (Costs and Expenses by Operating Segments and Corporate) (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2011 Imaging & Solutions [Member] USD ($)	Mar. 31, 2011 Imaging & Solutions [Member] JPY (¥)	Mar. 31, 2011 Industrial Products [Member] USD ($)	Mar. 31, 2011 Industrial Products [Member] JPY (¥)	Mar. 31, 2011 Other [Member] USD ($)	Mar. 31, 2011 Other [Member] JPY (¥)	Mar. 31, 2011 Corporate Assets [Member] USD ($)	Mar. 31, 2011 Corporate Assets [Member] JPY (¥)
Costs and expenses by operating segments and corporate	$ 59,976	¥ 4,978,000	$ 54,409	¥ 4,516,000	$ 964	¥ 80,000	$ 1,675	¥ 139,000	$ 2,928	¥ 243,000